Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000005493
Shareholder Report [Line Items]
Fund Name	Retirement 2030 Fund
Class Name	Investor Class
Trading Symbol	TRRCX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement 2030 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2030 Fund - Investor Class	$58	0.56%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2030 Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s structural exposure to real assets equities also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,397	9,394	9,468
2015	9,641	9,895	9,755
2016	9,028	9,142	9,216
2016	9,742	10,022	9,881
2016	10,134	10,468	10,226
2016	10,104	10,717	10,208
2017	10,746	11,546	10,768
2017	11,250	11,795	11,109
2017	11,618	12,150	11,378
2017	12,150	13,104	11,940
2018	12,336	13,419	12,056
2018	12,336	13,572	12,132
2018	12,662	14,610	12,503
2018	12,082	13,828	11,956
2019	12,508	14,096	12,271
2019	12,477	13,911	12,208
2019	13,078	14,801	12,713
2019	13,679	15,970	13,351
2020	13,261	15,069	12,864
2020	13,261	15,505	12,905
2020	14,816	17,975	14,109
2020	15,672	19,008	14,796
2021	16,668	20,393	15,487
2021	17,708	22,314	16,420
2021	18,348	23,914	16,927
2021	18,034	24,014	16,719
2022	17,288	22,900	16,260
2022	16,217	21,492	15,440
2022	15,503	20,738	14,841
2022	15,860	21,420	15,163
2023	15,828	21,051	15,258
2023	16,150	21,929	15,532
2023	16,887	23,798	16,119
2023	17,034	24,121	16,255
2024	18,350	27,072	17,333
2024	18,894	27,978	17,743
2024	19,832	30,020	18,707
2024	20,346	32,439	19,080
2025	20,316	31,819	19,135
2025	20,485	31,648	19,432

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Retirement 2030 Fund (Investor Class)	8.42%	9.09%	7.43%
Russell 3000 Index (Regulatory Benchmark)	13.12	15.34	12.21
S&P Target Date 2030 Index (Strategy Benchmark)	9.51	8.53	6.87

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 29,332,379,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 141,106,000
InvestmentCompanyPortfolioTurnover	16.90%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$29,332,379 Number of Portfolio Holdings32
Holdings [Text Block]
Domestic Equity Funds	48.6%
Domestic Bond Funds	21.4
International Equity Funds	18.8
International Bond Funds	9.5
U.S. Treasury Debt	0.2
Short-Term and Other	1.5

Largest Holdings [Text Block]
T. Rowe Price New Income Fund	11.2%
T. Rowe Price Value Fund	10.0
T. Rowe Price Growth Stock Fund	9.8
T. Rowe Price U.S. Large-Cap Core Fund	6.9
T. Rowe Price Equity Index 500 Fund	6.6
T. Rowe Price International Value Equity Fund	5.8
T. Rowe Price Overseas Stock Fund	5.2
T. Rowe Price Limited Duration Inflation Focused Bond Fund	4.6
T. Rowe Price International Bond Fund (USD Hedged)	4.5
T. Rowe Price International Stock Fund	4.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005494
Shareholder Report [Line Items]
Fund Name	Retirement 2030 Fund
Class Name	Advisor Class
Trading Symbol	PARCX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement 2030 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2030 Fund - Advisor Class	$84	0.81%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2030 Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s structural exposure to real assets equities also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,396	9,394	9,468
2015	9,629	9,895	9,755
2016	9,012	9,142	9,216
2016	9,718	10,022	9,881
2016	10,103	10,468	10,226
2016	10,068	10,717	10,208
2017	10,705	11,546	10,768
2017	11,193	11,795	11,109
2017	11,553	12,150	11,378
2017	12,073	13,104	11,940
2018	12,250	13,419	12,056
2018	12,246	13,572	12,132
2018	12,557	14,610	12,503
2018	11,981	13,828	11,956
2019	12,395	14,096	12,271
2019	12,359	13,911	12,208
2019	12,944	14,801	12,713
2019	13,530	15,970	13,351
2020	13,108	15,069	12,864
2020	13,103	15,505	12,905
2020	14,627	17,975	14,109
2020	15,464	19,008	14,796
2021	16,429	20,393	15,487
2021	17,449	22,314	16,420
2021	18,064	23,914	16,927
2021	17,745	24,014	16,719
2022	16,998	22,900	16,260
2022	15,938	21,492	15,440
2022	15,228	20,738	14,841
2022	15,570	21,420	15,163
2023	15,528	21,051	15,258
2023	15,835	21,929	15,532
2023	16,545	23,798	16,119
2023	16,685	24,121	16,255
2024	17,952	27,072	17,333
2024	18,477	27,978	17,743
2024	19,378	30,020	18,707
2024	19,881	32,439	19,080
2025	19,832	31,819	19,135
2025	19,984	31,648	19,432

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Retirement 2030 Fund (Advisor Class)	8.16%	8.81%	7.17%
Russell 3000 Index (Regulatory Benchmark)	13.12	15.34	12.21
S&P Target Date 2030 Index (Strategy Benchmark)	9.51	8.53	6.87

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 29,332,379,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 141,106,000
InvestmentCompanyPortfolioTurnover	16.90%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$29,332,379 Number of Portfolio Holdings32
Holdings [Text Block]
Domestic Equity Funds	48.6%
Domestic Bond Funds	21.4
International Equity Funds	18.8
International Bond Funds	9.5
U.S. Treasury Debt	0.2
Short-Term and Other	1.5

Largest Holdings [Text Block]
T. Rowe Price New Income Fund	11.2%
T. Rowe Price Value Fund	10.0
T. Rowe Price Growth Stock Fund	9.8
T. Rowe Price U.S. Large-Cap Core Fund	6.9
T. Rowe Price Equity Index 500 Fund	6.6
T. Rowe Price International Value Equity Fund	5.8
T. Rowe Price Overseas Stock Fund	5.2
T. Rowe Price Limited Duration Inflation Focused Bond Fund	4.6
T. Rowe Price International Bond Fund (USD Hedged)	4.5
T. Rowe Price International Stock Fund	4.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005495
Shareholder Report [Line Items]
Fund Name	Retirement 2030 Fund
Class Name	R Class
Trading Symbol	RRTCX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement 2030 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2030 Fund - R Class	$110	1.06%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2030 Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s structural exposure to real assets equities also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	R Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,387	9,394	9,468
2015	9,618	9,895	9,755
2016	8,997	9,142	9,216
2016	9,693	10,022	9,881
2016	10,072	10,468	10,226
2016	10,032	10,717	10,208
2017	10,658	11,546	10,768
2017	11,138	11,795	11,109
2017	11,490	12,150	11,378
2017	11,998	13,104	11,940
2018	12,167	13,419	12,056
2018	12,153	13,572	12,132
2018	12,455	14,610	12,503
2018	11,874	13,828	11,956
2019	12,279	14,096	12,271
2019	12,233	13,911	12,208
2019	12,808	14,801	12,713
2019	13,377	15,970	13,351
2020	12,952	15,069	12,864
2020	12,936	15,505	12,905
2020	14,434	17,975	14,109
2020	15,253	19,008	14,796
2021	16,198	20,393	15,487
2021	17,191	22,314	16,420
2021	17,787	23,914	16,927
2021	17,458	24,014	16,719
2022	16,715	22,900	16,260
2022	15,667	21,492	15,440
2022	14,954	20,738	14,841
2022	15,282	21,420	15,163
2023	15,231	21,051	15,258
2023	15,515	21,929	15,532
2023	16,208	23,798	16,119
2023	16,333	24,121	16,255
2024	17,565	27,072	17,333
2024	18,063	27,978	17,743
2024	18,936	30,020	18,707
2024	19,413	32,439	19,080
2025	19,357	31,819	19,135
2025	19,493	31,648	19,432

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Retirement 2030 Fund (R Class)	7.92%	8.55%	6.90%
Russell 3000 Index (Regulatory Benchmark)	13.12	15.34	12.21
S&P Target Date 2030 Index (Strategy Benchmark)	9.51	8.53	6.87

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 29,332,379,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 141,106,000
InvestmentCompanyPortfolioTurnover	16.90%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$29,332,379 Number of Portfolio Holdings32
Holdings [Text Block]
Domestic Equity Funds	48.6%
Domestic Bond Funds	21.4
International Equity Funds	18.8
International Bond Funds	9.5
U.S. Treasury Debt	0.2
Short-Term and Other	1.5

Largest Holdings [Text Block]
T. Rowe Price New Income Fund	11.2%
T. Rowe Price Value Fund	10.0
T. Rowe Price Growth Stock Fund	9.8
T. Rowe Price U.S. Large-Cap Core Fund	6.9
T. Rowe Price Equity Index 500 Fund	6.6
T. Rowe Price International Value Equity Fund	5.8
T. Rowe Price Overseas Stock Fund	5.2
T. Rowe Price Limited Duration Inflation Focused Bond Fund	4.6
T. Rowe Price International Bond Fund (USD Hedged)	4.5
T. Rowe Price International Stock Fund	4.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000244822
Shareholder Report [Line Items]
Fund Name	Retirement 2030 Fund
Class Name	I Class
Trading Symbol	TRFHX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement 2030 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2030 Fund - I Class	$42	0.40%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2030 Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s structural exposure to real assets equities also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	I Class	Regulatory Benchmark	Strategy Benchmark
11/13/23	500,000	500,000	500,000
11/30/23	517,249	520,373	517,021
2/29/24	557,352	584,038	551,303
5/31/24	574,090	603,581	564,372
8/31/24	602,817	647,631	595,019
11/30/24	618,878	699,825	606,885
2/28/25	618,220	686,440	608,619
5/31/25	623,612	682,760	618,071

Average Annual Return [Table Text Block]
	1 Year	Since Inception 11/13/23
Retirement 2030 Fund (I Class)	8.63%	15.36%
Russell 3000 Index (Regulatory Benchmark)	13.12	22.32
S&P Target Date 2030 Index (Strategy Benchmark)	9.51	14.69

Performance Inception Date	Nov. 13, 2023
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 29,332,379,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 141,106,000
InvestmentCompanyPortfolioTurnover	16.90%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$29,332,379 Number of Portfolio Holdings32
Holdings [Text Block]
Domestic Equity Funds	48.6%
Domestic Bond Funds	21.4
International Equity Funds	18.8
International Bond Funds	9.5
U.S. Treasury Debt	0.2
Short-Term and Other	1.5

Largest Holdings [Text Block]
T. Rowe Price New Income Fund	11.2%
T. Rowe Price Value Fund	10.0
T. Rowe Price Growth Stock Fund	9.8
T. Rowe Price U.S. Large-Cap Core Fund	6.9
T. Rowe Price Equity Index 500 Fund	6.6
T. Rowe Price International Value Equity Fund	5.8
T. Rowe Price Overseas Stock Fund	5.2
T. Rowe Price Limited Duration Inflation Focused Bond Fund	4.6
T. Rowe Price International Bond Fund (USD Hedged)	4.5
T. Rowe Price International Stock Fund	4.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless